Financial Risk Management Objectives and Policies - Exposures to Foreign Currency (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and bank balances	¥ 6,447,538	$ 996,328	¥ 6,390,918
Financial liabilities	(12,486,410)	(1,929,505)	(10,699,413)
Trade and other payables	(10,302,531)	(1,592,034)	(8,644,393)
Foreign currency risk [Member] | Singapore dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Quoted equity securities	6,258		9,235
Trade and other receivables	620		607
Cash and bank balances	181,575		228,589
Financial liabilities	(1,462)		(15,710)
Trade and other payables	(6,184)		(7,086)
Net assets/(liabilities)	180,807	27,940	215,635
Foreign currency risk [Member] | Euro [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	8,624		414
Cash and bank balances	3,829		52
Trade and other payables	(9,356)		(27,922)
Net assets/(liabilities)	3,097	479	(27,456)
Foreign currency risk [Member] | USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	913		7,624
Cash and bank balances	45,203		11,233
Financial liabilities			(139,524)
Trade and other payables	(10,858)		(10,596)
Net assets/(liabilities)	35,258	5,448	(131,263)
Foreign currency risk [Member] | Renminbi [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	305		658
Cash and bank balances	0		2,595
Trade and other payables	(2,464)		(2,605)
Net assets/(liabilities)	(2,159)	(334)	648
Foreign currency risk [Member] | Others [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	372
Cash and bank balances	15,086		7,364
Trade and other payables			(83)
Net assets/(liabilities)	¥ 15,458	$ 2,389	¥ 7,281